As filed with the Securities and Exchange Commission on January 31, 2022

1933 Act Registration Number – 333-232993

1940 Act Registration Number – 811-23461

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 3

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 7

NEW AGE ALPHA TRUST

(Exact Name of Registrant as Specified in Charter)

555 Theodore Fremd Ave., Suite A-101,

Rye, New York 10580

(Address of Principal Office)

Registrant’s Telephone Number, including Area Code: (212) 922-2699

Cogency Global Inc.

850 New Burton Road

Suite 201

Dover, DE 19904

(Name and Address of Agent for Service)

With a copy to:

Caleb DuBois
Bernstein Shur, Sawyer & Nelson, P.A.

100 Middle Street

Portland, ME 04104-5029

and

 Jesse D. Hallee

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

/ /	Immediately upon filing pursuant to paragraph (b)
/X/	On February 10, 2022 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	On (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

/X /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 2 (“PEA #2”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on November 19, 2021. Pursuant to Rule 485(a)(2), that filing was expected to become effective on February 2, 2022.

This Post-Effective Amendment No. 3 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 10, 2022 as the new effective date for PEA #2.

This Post-Effective Amendment No. 3 incorporates by reference the information contained in Parts A, B, and C of PEA #2.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and the State of New York on the 31st day of January, 2022.

NEW AGE ALPHA TRUST

By:	/s/ Keith D. Kemp
Name:	Keith D. Kemp
Title:	President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Keith D. Kemp	President and Principal Executive	January 31, 2022
Keith D. Kemp	Officer

/s/ Brian Curley	Treasurer and Principal Financial Officer	January 31, 2022
Brian Curley

/s/ Armen Arus*	Trustee	January 31, 2022
Armen Arus

/s/ Richard C. Butt*	Trustee	January 31, 2022
Richard C. Butt

/s/ Timothy E. Driscoll*	Trustee	January 31, 2022
Timothy E. Driscoll

/s/ Jeremy O. May*	Trustee	January 31, 2022
Jeremy O. May

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee As Attorney-in-Fact Pursuant to Power of Attorney incorporated herein by reference.